BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
Balances with Related Parties
The detail of significant outstanding balances for transactions entered into by tgs and its related parties as of December 31, 2022 and 2021 is as follows:

	2022		2021
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Controlling shareholder:
CIESA	37	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía (1)	1,299,505	4,889,458	659,046	6,830,195
Associate which exercises significant influence on the controlling shareholder:
Link	4,683	-	5,088	-
TGU	-	28,199	-	31,849
Other related companies:
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	19,695	17,518	24,165	35,932
CT Barragán S.A.	4,294	-	7,385	-
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	2,227	-	-	-
Transener S.A.	30	-	-	61
Total	1,330,471	4,935,175	695,684	6,898,037

(1)	Accounts payable includes Ps. 4,262,215 and Ps. 5,887,648 corresponding to the financial leasing recorded as “Loans” as of December 31, 2022 and 2021, respectively.

Transactions with Related Parties
The detail of significant transactions with related parties for the years ended December 31, 2022, 2021 and 2020 is as follows:

Year ended December 31, 2022:

		Revenues		Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	-	162	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	1,471,413	3,583,230	3,972,829	5,826,231	3,067,198	-	-	-	-
Associates with significant influence:
Link	-	-	46,750	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	7,203	-	-	-	-	-	-
Transener S.A.	-	-	417	-	-	-	-	-	-
CT Barragán S.A.	-	-	17,459	-	-	-	-	96,408	-
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	298,568	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	31,059
Total	1,769,981	3,583,230	4,044,658	5,826,231	3,067,198	-	162	96,408	31,059
(1) Corresponds to donations expenses.

Year ended December 31, 2021:

		Revenues		Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	277	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	1,666,555	4,996,215	2,365,465	5,628,181	4,250,358	-	568,315	-	-
Associates with significant influence:
Link	-	-	-	-	-	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	51,542	-	54,102	-	-	-	-	-	-
Transener S.A.	-	-	701	-	-	-	-	-	-
CT Barragán S.A.	-	-	26,659	-	-	-	-	484,082	-
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	289,761	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	2,277
Total	2,007,858	4,996,215	2,446,927	5,628,181	4,250,358	277	568,315	484,082	2,277
(1) Corresponds to donations expenses.

Year ended December 31, 2020:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	411	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	2,473,548	3,087,152	1,807,202	470,636	4,205,901	-	712,528
Associates with significant influence:
Link	-	-	57,517	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	75,765	-	-	-	-	-	-
Transener S.A.	-	-	1,034	-	-	-	-
Petrolera Entre Lomas S.A.	7,277	-	26,268	-	-	-	-
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	331,583	-	-	-	-	-	-
Central Térmica Piedrabuena S.A.	5,131	-	-	-	-	-	-
Total	2,893,304	3,087,152	1,892,020	470,636	4,205,901	411	712,528